Significant Accounting Policies - Revenue Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Significant Accounting Policies
Deferred revenue, revenue recognized	¥ 3,715,600		¥ 2,944,900	¥ 2,760,500
Practical expedient related to performance obligations	true	true
Total net revenues	¥ 30,347,766	$ 4,339,673	26,831,525	22,527,987
Mobile games
Significant Accounting Policies
Total net revenues	6,394,638		5,610,323	4,021,137
Value-added services
Significant Accounting Policies
Total net revenues	11,928,286		10,999,137	9,910,080
Advertising
Significant Accounting Policies
Total net revenues	10,058,430		8,189,175	6,412,040
IP derivatives and others
Significant Accounting Policies
Total net revenues	¥ 1,966,412		¥ 2,032,890	¥ 2,184,730
Maximum | Live broadcasting and other VAS
Significant Accounting Policies
Period recognized for time-based virtual item	1 year	1 year